Lease	12 Months Ended
Dec. 31, 2019
Lease
10.	LEASE
The Group’s operating leases mainly related to offices and employees’ accommodation facilities. For leases with terms greater than 12 months, the Group records the related assets and lease liabilities at the present value of lease payments over the term. Certain leases include rental-free periods, renewal options and/or termination options, which are factored into the Group’s determination of lease payments when appropriate. As of December 31, 2019, the Group ha
d
 no finance leases.
As of December 31, 2019, the weighted average remaining lease term was 3.7 years and the weighted average discount rate was 4.9% for the Group’s operating leases.
Operating lease cost for the year ended December 31, 2019 was RMB66,609 (US$9,568), which excluded cost of short-term contracts. Short-term lease cost for the year ended December 31, 2019 was RMB7,039 (US$1,011). For the year ended December 31, 2019, no lease cost was capitalized.
Future lease payments under operating leases as of December 31, 2019 were as follows:

	For the year ending December 31,
	RMB	US$
2020	62,380	8,960
2021	50,781	7,294
2022	47,853	6,874
2023	36,336	5,219
2024	2,119	304

Total future lease payments	199,469	28,651
Less: imputed interest	19,365	2,781

Total lease liability balance	180,104	25,870